Loans To Customers - Summary of Movement In Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 232,027,821
Ending balance	342,848,611	¥ 232,027,821
Loans and receivables, category [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	120,815,019	48,749,826	¥ 36,021,540
New loans originated	234,198,681	141,924,691	53,015,937
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(136,440,336)	(68,678,186)	(40,008,359)
Write-offs	(847,383)	(1,181,312)	(279,292)
Ending balance	217,725,981	120,815,019	48,749,826
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		47,052,175	33,787,721
New loans originated			53,015,937
Transfers			(1,207,945)
Loans de-recognized and other adjustments in the current period (including repayments of loans)			(38,543,538)
Ending balance			47,052,175
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	119,568,582	47,052,175
New loans originated	234,198,681	141,924,691
Transfers	(5,530,212)	(2,124,274)
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(132,711,645)	(67,284,010)
Ending balance	215,525,406	119,568,582	47,052,175
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		324,440	439,915
Transfers			116,102
Loans de-recognized and other adjustments in the current period (including repayments of loans)			(231,577)
Ending balance			324,440
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	839,817	324,440
Transfers	4,439,585	1,713,887
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(3,703,157)	(1,198,510)
Ending balance	1,576,245	839,817	324,440
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,373,211	1,793,904
Transfers			1,091,843
Loans de-recognized and other adjustments in the current period (including repayments of loans)			(1,233,244)
Write-offs			(279,292)
Ending balance			1,373,211
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	406,620	1,373,211
Transfers	1,090,627	410,387
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(25,534)	(195,666)
Write-offs	(847,383)	(1,181,312)
Ending balance	624,330	406,620	1,373,211
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(274,558)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,579,855)	(1,806,096)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			274,558
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,579,855	1,806,096
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(935,301)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(324,045)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			935,301
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		324,045
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			1,914
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	49,643	5,867
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(1,914)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(49,643)	(5,867)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(157,987)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,091,109)	(98,355)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			157,987
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		98,355
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,091,109
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			1,445
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	482	12,013
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(1,445)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(482)	(12,013)
Loans and receivables, category [member] | Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(989,205)	(1,251,314)	(1,593,846)
New loans originated	1,346,940	373,266	14,948
Transfers	395,436	484,471	775,268
Net impact on expected credit loss by stage transfers	395,436	484,471	775,268
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(1,217,786)	(412,323)	(922,779)
Change in parameters of expected credit loss model	1,916,521	299,479	69,323
Write-offs	(847,383)	(1,181,312)	(279,292)
Recovery of loans written off previously	170,938	174,310
Ending balance	(2,753,871)	(989,205)	(1,251,314)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		(136,396)	(318,987)
New loans originated			14,948
Transfers			(19,116)
Net impact on expected credit loss by stage transfers			(985)
Loans de-recognized and other adjustments in the current period (including repayments of loans)			(214,897)
Change in parameters of expected credit loss model			36,474
Ending balance			(136,396)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(480,854)	(136,396)
New loans originated	1,346,940	373,266
Transfers	(1,104,156)	(107,551)
Net impact on expected credit loss by stage transfers	(11,260)	(3,066)
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(622,468)	(203,494)
Change in parameters of expected credit loss model	1,759,075	282,237
Ending balance	(1,860,245)	(480,854)	(136,396)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		(53,258)	(111,091)
Transfers			(9,368)
Net impact on expected credit loss by stage transfers			40,224
Loans de-recognized and other adjustments in the current period (including repayments of loans)			(28,844)
Change in parameters of expected credit loss model			(19,621)
Ending balance			(53,258)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(195,339)	(53,258)
Transfers	454,235	213,807
Net impact on expected credit loss by stage transfers	361,096	164,932
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(470,524)	(89,632)
Change in parameters of expected credit loss model	133,230	17,906
Ending balance	(312,280)	(195,339)	(53,258)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		(1,061,660)	(1,163,768)
Transfers			803,752
Net impact on expected credit loss by stage transfers			736,029
Loans de-recognized and other adjustments in the current period (including repayments of loans)			(679,038)
Change in parameters of expected credit loss model			52,470
Write-offs			(279,292)
Ending balance			(1,061,660)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(313,012)	(1,061,660)
Transfers	1,045,357	378,215
Net impact on expected credit loss by stage transfers	45,600	322,605
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(124,794)	(119,197)
Change in parameters of expected credit loss model	24,216	(664)
Write-offs	(847,383)	(1,181,312)
Recovery of loans written off previously	170,938	174,310
Ending balance	(581,346)	(313,012)	(1,061,660)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(4,815)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,109,405)	(101,324)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			4,815
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,109,405	101,324
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(14,663)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(7,322)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			14,663
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		7,322
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			1,347
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	16,509	4,161
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(1,347)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(16,509)	(4,161)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(54,270)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,000,215)	(49,632)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			54,270
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,000,215	49,632
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			1,210
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	458
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			¥ (1,210)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		1,344
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	¥ (458)	¥ (1,344)